Loans (Details) - Schedule of impaired loans by class of loans - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Residential real estate:
Unpaid Principal Balance and Recorded Investment	$ 6,636	$ 6,437
Allowance for Loan Losses Allocated
Average Recorded Investment	6,537	6,415
Interest Income Recognized	227	262
Cash Basis Income Recognized	227	262
One- to four-family [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment	4,333	4,734
Allowance for Loan Losses Allocated
Average Recorded Investment	4,534	4,713
Interest Income Recognized	107	172
Cash Basis Income Recognized	107	172
Multi-family [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment	646	671
Allowance for Loan Losses Allocated
Average Recorded Investment	659	679
Interest Income Recognized	24	32
Cash Basis Income Recognized	24	32
Construction [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment		63
Allowance for Loan Losses Allocated
Average Recorded Investment	32	13
Interest Income Recognized
Cash Basis Income Recognized
Farm [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment	274	309
Allowance for Loan Losses Allocated
Average Recorded Investment	292	309
Interest Income Recognized	35	11
Cash Basis Income Recognized	35	11
Nonresidential real estate [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment	1,367	660
Allowance for Loan Losses Allocated
Average Recorded Investment	1,014	701
Interest Income Recognized	60	47
Cash Basis Income Recognized	60	$ 47
Unsecured [Member]
Residential real estate:
Unpaid Principal Balance and Recorded Investment	16
Allowance for Loan Losses Allocated
Average Recorded Investment	8
Interest Income Recognized	1
Cash Basis Income Recognized	$ 1